Basis of Presentation of the Consolidated Financial Statements - Hyper-inflation in Argentina (Details) € in Millions		12 Months Ended
	Jan. 01, 2018 EUR (€)	Dec. 31, 2019 EUR (€) ves / $	Dec. 31, 2018 EUR (€) ves / $	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Closing foreign exchange rate | ves / $		68,448	7,608
Accounting change impact and initial impact of hyperinflation	€ 2,033
Translation differences		€ (258)	€ (799)	€ (328)
Condensed Financial Information Disclosure [Abstract]
Revenues		48,422	48,693	52,008
Depreciation and amortization		10,582	9,049	9,396
Income tax		(1,054)	(1,621)	(1,219)
Result for the year		1,664	3,950	€ 3,378
Telefonica Group | IAS 29
Disclosure of subsidiaries [line items]
Translation differences	€ 3,147
Argentina | IAS 29
Disclosure of subsidiaries [line items]
Impact on retained earnings		(46)	(776)
Condensed Financial Information Disclosure [Abstract]
Revenues		(104)	(313)
Depreciation and amortization		(207)	(160)
Operating income		(246)	(308)
Financial result		40	59
Income tax		73	57
Result for the year		(280)	(306)
Capital Expenditures (CapEx)		€ (13)	€ (70)